UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)           (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of June 30, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.44%

Communication Services - 6.80%
Vanguard Communication Services ETF	20,000	$1,733,800
		1,733,800
Consumer Discretionary - 18.29%
Vanguard Consumer Discretionary ETF	26,000	4,664,140
		4,664,140
Consumer Staples - 8.75%
Vanguard Consumer Staples ETF	15,000	2,231,400
		2,231,400
Equity Fund - 2.69%
Innovator IBD® 50 ETF	20,000	685,800
		685,800
Financials - 3.52%
Vanguard Financials ETF	13,000	897,130
		897,130
Fixed Income - 6.69%
iShares 7-10 Year Treasury Bond ETF	5,000	550,100
iShares TIPS Bond ETF	10,000	1,154,900
		1,705,000
Health Care - 8.19%
Vanguard Health Care ETF	12,000	2,087,280
		2,087,280
Industrials - 14.01%
Invesco Aerospace & Defense ETF	55,000	3,571,700
		3,571,700
Information Technology - 12.41%
Vanguard Information Tachnology ETF	15,000	3,163,350
		3,163,350
Large-Cap - 11.49%
SPDR S&P 500 ETF Trust	10,000	2,930,000
		2,930,000
Utilities - 2.60%
Vanguard Utilities ETF	5,000	664,650
		664,650

Total Exchange-Traded Products (Cost $19,679,095)		24,334,250

SHORT-TERM INVESTMENT - 4.53%
§ Fidelity Investments Money Market Treasury
Portfolio - Institutional Class, 2.20%	1,154,594	1,154,594

Total Short-Term Investment (Cost $1,154,594)		1,154,594

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019
				Value (Note 1)

Total Value of Investments (Cost $20,833,689) (a) - 99.97%				$25,488,844

Other Assets Less Liabilities - 0.03%				7,572

Net Assets - 100%				$25,496,416

§	Represents 7 day effective yield
*	Non-income producing investment

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$4,655,155
Aggregate gross unrealized depreciation				-

	Net unrealized appreciation			$4,655,155

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Communication Services	6.80%	$ 1,733,800
	Consumer Discretionary	18.29%	4,664,140
	Consumer Staples	8.75%	2,231,400
	Equity Fund	2.69%	685,800
	Financials	3.52%	897,130
	Fixed Income	6.69%	1,705,000
	Health Care	8.19%	2,087,280
	Industrials	14.01%	3,571,700
	Information Technology	12.41%	3,163,350
	Large-Cap	11.49%	2,930,000
	Utilities	2.60%	664,650
	Short-Term Investment	4.53%	1,154,594
	Other Assets Less Liabilities	0.03%	7,572
	Total Net Assets	100.00%	$25,496,416

				(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$24,334,250	$24,334,250	$-	$-
Short-Term Investment	1,154,594	1,154,594	-	-
Total Assets	$25,488,844	$25,488,844	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: August 26, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: August 26, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer